Employees' End-of-Service Benefits	12 Months Ended
Dec. 31, 2024
Employees End-of-Service Benefits [Abstract]
EMPLOYEES' END-OF-SERVICE BENEFITS

13. EMPLOYEES’ END-OF-SERVICE BENEFITS

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	112,385	412,678	274,586
Add: provided for the period*	96,901	355,819	189,040
Less: paid during the period	(42,680)	(156,720)	(50,948)
Balance at the end of the period	166,606	611,777	412,678

*	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.